UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 96.6%
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                      -----------    -----------
BUSINESS SERVICES -- 4.0%
  Cognizant Technology Solutions, Cl A*                    13,860    $ 1,182,119
                                                                     -----------
CONSUMER DISCRETIONARY -- 12.8%
  Comcast, Cl A*                                           29,045      1,287,275
  Marriott International, Cl A                             26,000      1,251,640
  Target                                                   20,565      1,261,868
                                                                     -----------
                                                                       3,800,783
                                                                     -----------
CONSUMER STAPLES -- 8.1%
  PepsiCo                                                  15,750      1,027,530
  Walgreen                                                 11,800        534,540
  Whole Foods Market                                       19,520        843,069
                                                                     -----------
                                                                       2,405,139
                                                                     -----------
ENERGY -- 3.8%
  Halliburton                                              38,000      1,122,520
                                                                     -----------
FINANCIALS -- 13.0%
  American Express                                         23,040      1,341,389
  Charles Schwab                                           66,340      1,255,153
  Chicago Mercantile Exchange Holdings                        787        443,317
  Goldman Sachs Group                                       3,900        827,424
                                                                     -----------
                                                                       3,867,283
                                                                     -----------
HEALTH CARE -- 11.6%
  Genzyme*                                                 25,931      1,704,445
  Gilead Sciences*                                         27,161      1,746,995
                                                                     -----------
                                                                       3,451,440
                                                                     -----------
INDUSTRIAL -- 4.0%
  L-3 Communications Holdings                              14,190      1,168,405
                                                                     -----------
INFORMATION TECHNOLOGY -- 16.8%
  Apple*                                                   19,100      1,637,443
  Corning*                                                 97,290      2,027,523
  Opsware*                                                164,500      1,316,000
                                                                     -----------
                                                                       4,980,966
                                                                     -----------
INTERNET -- 7.3%
  eBay*                                                     9,330        302,199
  Google, Cl A*                                             3,735      1,872,355
                                                                     -----------
                                                                       2,174,554
                                                                     -----------
TELECOMMUNICATION SERVICES -- 4.5%
  American Tower, Cl A*                                    33,770      1,345,059
                                                                     -----------
WIRELESS -- 10.7%
  Qualcomm                                                 37,380      1,407,731
  Research In Motion, Ltd.*                                13,705      1,751,225
                                                                     -----------
                                                                       3,158,956
                                                                     -----------

  TOTAL COMMON STOCK
    (Cost $23,792,556)                                                28,657,224
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                                JANUARY 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.0%
--------------------------------------------------------------------------------
                                                           SHARES       VALUE
                                                         ----------  -----------
  SEI Daily Income Trust, Prime Obligation Fund, Cl A,
   5.340% **
   (Cost $880,474) .................................        880,474  $   880,474
                                                                     -----------

  TOTAL INVESTMENTS -- 99.6%
    (Cost $24,673,030)+                                              $29,537,698
                                                                     ===========

     Percentages are based on Net Assets of $29,659,397.

*    Non-Income Producing Security

**   Rate shown is the 7-day effective yield as of January 31, 2007.

Cl   Class

Ltd. Limited

+ At January 31, 2007, the tax basis cost of the Fund's investments was $24,673,030, and the + unrealized appreciation and depreciation were $5,774,238 and $(909,570), respectively.

     For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


EMC-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.